Share-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock option activity is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Total Intrinsic Value
Outstanding as of February 18, 2019	-	$-	-	$-
Granted	408,667	1.82	8.5	-
Forfeited/expired	(8,864)	1.16
Outstanding as of March 31, 2019	399,803	$1.83	8.7	$2,784,811
Options vested and exercisable	20,053	$1.60	8.5	$114,356